Income Taxes - Deferred Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Assets And Liabilities [line items]
Opening Balance	$ (349)	$ (232)
Recovery (Expense) Recognized In Net Earnings	18,018	(2,974)
Recovery (Expense) Recognized In OCI	(22,403)	2,857
Recovery (Expense) Recognized In Shareholders' Equity	2,940	0
Closing Balance	(1,794)	(349)
Non-capital loss carryforwards [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance	0	810
Recovery (Expense) Recognized In Net Earnings	1,240	(810)
Recovery (Expense) Recognized In Shareholders' Equity	513
Closing Balance	1,753	0
Long Term Investments [Member]
Deferred Tax Assets And Liabilities [line items]
Recovery (Expense) Recognized In OCI	9,667
Closing Balance	9,667
Mineral stream interest [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance	38	(668)
Recovery (Expense) Recognized In Net Earnings	20,125	706
Closing Balance	20,125	38
Other [Member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance	945	4,135
Recovery (Expense) Recognized In Net Earnings	9,479	(3,190)
Recovery (Expense) Recognized In Shareholders' Equity	2,427
Closing Balance	12,851	945
Capital losses carryforward [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance	0	956
Recovery (Expense) Recognized In Net Earnings		(317)
Recovery (Expense) Recognized In OCI		(639)
Closing Balance		0
Unrealized gains on Long term investments [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance	(187)	(4,415)
Recovery (Expense) Recognized In Net Earnings	(710)	732
Recovery (Expense) Recognized In OCI	(32,070)	3,496
Closing Balance	(32,967)	(187)
Foreign withholding tax [member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance	(1,145)	(1,050)
Recovery (Expense) Recognized In Net Earnings	(57)	(95)
Closing Balance	(1,202)	(1,145)
Mineral stream interests [Member]
Deferred Tax Assets And Liabilities [line items]
Opening Balance	38
Recovery (Expense) Recognized In Net Earnings	(12,059)
Closing Balance	$ (12,021)	$ 38